Income Tax (Details 2)	Aug. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 26,891,000
Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	26,340,000
Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	551,000
2025 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	76,000
2025 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2026 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	508,000
2026 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2027 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,056,000
2027 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2028 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	720,000
2028 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2029 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	753,000
2029 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2030 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	552,000
2030 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2031 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	538,000
2031 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2032 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	252,000
2032 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2033 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	344,000
2033 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2034 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,257,000
2034 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2035 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,934,000
2035 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2036 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,150,000
2036 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2037 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,857,000
2037 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2038 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2038 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2039 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2039 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	242,000
2040 | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	0
2040 | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	309,000
Indefinite | Amount
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	13,343,000
Indefinite | Canada
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 0